Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2020		Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		¥ 8,772		¥ 25,295
Derivative assets, gross amounts recognized		22,301		39,690
Derivative assets, gross amounts offset in the consolidated balance sheets, assets		(1,462)		(9,152)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		20,839		30,538
Other assets		7,293		18,206
Derivative liabilities, gross amounts recognized		66,249		73,649
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities		(1,462)		(9,152)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		64,787		64,497
Policy liabilities and Policy Account Balances		290,273		300,739
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		22,301		39,690
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	(1,462)		(9,152)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		20,839		30,538
Other assets		7,293		18,206
Total financial assets		2,421,721		2,162,579
Derivative liabilities, gross amounts recognized		66,249		73,649
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	(1,462)		(9,152)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		64,787		64,497
Policy liabilities and Policy Account Balances		290,273		300,739
Total financial liabilities		356,522		374,388
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		97
Derivative liabilities, gross amounts recognized		36,981		44,002
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,062		13,265
Derivative liabilities, gross amounts recognized		9,675		9,506
Certain Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	398,998		375,174
Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	754,069
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		16,725		21,346
Derivative liabilities, gross amounts recognized		16,956		20,004
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]			18,206
Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		7,293	[5]	18,206
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		290,273		300,739
Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	290,273		300,739
Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	97,321		90,893
Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				1,631,185
Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	730,051		596,477
Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]			653,945
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		272,340		250,355
Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		30,970		48,672
Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		105,630		81,736
Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,748		7,431
Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,893,060
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		417		5,079
Derivative liabilities, gross amounts recognized		2,637		137
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[9]	0		0
Other assets				0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[9]	0		0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		15		202
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0
Other assets		0
Total financial assets		87,487		80,092
Derivative liabilities, gross amounts recognized		858		2,471
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy liabilities and Policy Account Balances		0		0
Total financial liabilities		858		2,471
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		15		202
Derivative liabilities, gross amounts recognized		858		2,471
Level 1 | Certain Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	81,169		58,400
Level 1 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	3,408
Level 1 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]			0
Level 1 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0
Level 1 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0		0
Level 1 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	0		0
Level 1 | Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				21,490
Level 1 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	2,895		18,189
Level 1 | Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]			3,301
Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 1 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Level 1 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Level 1 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Level 1 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		6,303
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[9]	0		0
Other assets				0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[9]	0		0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		7,432		20,258
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0
Other assets		0
Total financial assets		2,126,745		1,872,797
Derivative liabilities, gross amounts recognized		65,355		71,178
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy liabilities and Policy Account Balances		0		0
Total financial liabilities		65,355		71,178
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		97
Derivative liabilities, gross amounts recognized		36,981		44,002
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,047		13,063
Derivative liabilities, gross amounts recognized		8,817		7,035
Level 2 | Certain Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	241,869		232,873
Level 2 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	750,661
Level 2 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		269,647
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,871		2,116
Derivative liabilities, gross amounts recognized		16,920		20,004
Level 2 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]			0
Level 2 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0
Level 2 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0		0
Level 2 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	97,321		90,893
Level 2 | Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				1,521,342
Level 2 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	725,894		574,294
Level 2 | Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]			650,644
Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				247,523
Level 2 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		30,970		48,672
Level 2 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		203		209
Level 2 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,748		7,431
Level 2 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,777,375
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		417		5,079
Derivative liabilities, gross amounts recognized		2,637		137
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[9]	0		0
Other assets				18,206
Total financial assets		207,489		209,690
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[9]	0		0
Total financial liabilities		290,309		300,739
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		14,854		19,230
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0
Other assets		7,293
Total financial assets		207,489		209,690
Derivative liabilities, gross amounts recognized		36		0
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy liabilities and Policy Account Balances		290,273		300,739
Total financial liabilities		290,309		300,739
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Certain Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	75,960		83,901
Level 3 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	0
Level 3 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,693
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		14,854		19,230
Derivative liabilities, gross amounts recognized		36		0
Level 3 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]			18,206
Level 3 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	7,293
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	290,273		300,739
Level 3 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	0		0
Level 3 | Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				88,353
Level 3 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	1,262		3,994
Level 3 | Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]			0
Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				2,832
Level 3 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Level 3 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		105,427		81,527
Level 3 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Level 3 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		109,382
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		¥ 0		¥ 0

[1]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥533 million and ¥2,943 million from the change in the fair value of those investments for the nine months ended December 31, 2019 and 2020, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥121 million and ¥329 million from the change in the fair value of those investments for the three months ended December 31, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,326 million and ¥10,680 million as of March 31, 2020 and December 31, 2020, respectively.
[3]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥11,631 million and ¥12,480 million as of March 31, 2020 and December 31, 2020, respectively.
[4]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥7 million and gains of ¥22 million from the change in the fair value of those investments for the nine months ended December 31, 2019 and 2020, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥7 million and losses of ¥8 million from the change in the fair value of those investments for the three months ended December 31, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥780 million and ¥1,406 million as of March 31, 2020 and December 31, 2020, respectively.
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥18,206 million and ¥7,293 million as of March 31, 2020 and December 31, 2020, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2019 and 2020, see Note 18 “Life Insurance Operations.”
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥300,739 million and ¥290,273 million as of March 31, 2020 and December 31, 2020, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2019 and 2020, see Note 18 “Life Insurance Operations.”
[7]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were gains of ¥971 million and losses of ¥1,585 million from the change in the fair value of the loans for the nine months ended December 31, 2019 and 2020, respectively. Included in “Other (income) and expense” in the consolidated statements of income were gain of ¥622 million and losses of ¥1,124 million from the change in the fair value of the loans for the three months ended December 31, 2019 and 2020, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2019 and 2020 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2020, were ¥84,906 million and ¥90,893 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥5,987 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2020, were ¥93,104 million and ¥97,321 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥4,217 million. As of March 31, 2020 and December 31, 2020, there were no loans that are 90 days or more past due or, in non-accrual status.
[8]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,048 million and ¥1,165 million from the change in the fair value of those investments for the nine months ended December 31, 2019 and 2020, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥231 million and ¥18 million from the change in the fair value of those investments for the three months ended December 31, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥18,189 million and ¥2,895 million as of March 31, 2020 and December 31, 2020, respectively.
[9]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”